Revenue Recognition - Remaining Performance Obligations (FY) (Details)	Dec. 31, 2019
Minimum
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue, remaining performance obligation, expected timing of satisfaction, period	1 year
Maximum
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue, remaining performance obligation, expected timing of satisfaction, period	15 years